Nationwide Life Insurance Company: • Nationwide Variable Account-4

Prospectus supplement dated May 17, 2011 to
America’s marketFLEX Advisor Annuity and America’s marketFLEX II Annuity prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	On Page 1 of the prospectus, Van Eck Worldwide Insurance Trust is removed from the list of portfolio companies whose underlying mutual funds the sub-accounts under the contract invest in.

2.	The list of sub-accounts available effective May 1, 2011 in “Appendix B: Condensed Financial Information” is amended to remove the following sub-account:

Van Eck Worldwide Insurance Trust – Van Eck VIP Multi-Manager Alternatives Fund: Initial Class

3.	The list of sub-accounts available effective May 1, 2011 in “Appendix B: Condensed Financial Information” is amended to add the following sub-account:

Van Eck VIP Trust – Van Eck VIP Multi-Manager Alternatives Fund: Initial Class

4.	In the Transfer Requests subsection of the Operation of the Contract section, the list of actively traded funds has been replaced with the following:

Nationwide Variable Insurance Trust
•	NVIT Money Market Fund: Class II

ProFunds
•	ProFund VP Access High Yield Fund
•	ProFund VP Asia 30
•	ProFund VP Banks
•	ProFund VP Basic Materials
•	ProFund VP Bear
•	ProFund VP Biotechnology
•	ProFund VP Bull
•	ProFund VP Consumer Goods
•	ProFund VP Consumer Services
•	ProFund VP Emerging Markets
•	ProFund VP Europe 30
•	ProFund VP Financials
•	ProFund VP Health Care
•	ProFund VP Industrials
•	ProFund VP International
•	ProFund VP Internet
•	ProFund VP Japan
•	ProFund VP NASDAQ-100
•	ProFund VP Oil and Gas
•	ProFund VP Pharmaceuticals
•	ProFund VP Precious Metals
•	ProFund VP Real Estate
•	ProFund VP Rising Rates Opportunity
•	ProFund VP Semiconductor
•	ProFund VP Short Emerging Markets
•	ProFund VP Short International
•	ProFund VP Short NASDAQ-100
•	ProFund VP Technology
•	ProFund VP Telecommunications
•	ProFund VP U.S. Government Plus
•	ProFund VP Ultra NASDAQ-100
•	ProFund VP Ultra Short NASDAQ-100
•	ProFund VP Utilities

Rydex Variable Trust
•	Amerigo Fund
•	Banking Fund
•	Basic Materials Fund
•	Biotechnology Fund
•	Clermont Fund
•	Consumer Products Fund
•	Dow 2x Strategy Fund
•	Electronics Fund
•	Energy Fund
•	Energy Services Fund
•	Europe 1.25x Strategy Fund
•	Financial Services Fund
•	Government Long Bond 1.2x Strategy Fund
•	Health Care Fund
•	Internet Fund
•	Inverse Dow 2x Strategy Fund
•	Inverse Government Long Bond Strategy Fund
•	Inverse Mid-Cap Strategy Fund
•	Inverse NASDAQ-100® Strategy Fund
•	Inverse Russell 2000® Strategy Fund
•	Inverse S&P 500 Strategy Fund
•	Japan 2x Strategy Fund
•	Leisure Fund
•	Mid-Cap 1.5x Strategy Fund
•	NASDAQ-100® 2x Strategy Fund
•	NASDAQ-100® Fund
•	Nova Fund
•	Precious Metals Fund
•	Real Estate Fund
•	Retailing Fund
•	Russell 2000® 1.5x Strategy Fund
•	S&P 500 2x Strategy Fund
•	S&P 500 Pure Growth Fund
•	S&P 500 Pure Value Fund
•	S&P MidCap 400 Pure Growth Fund
•	S&P MidCap 400 Pure Value Fund
•	S&P SmallCap 600 Pure Growth Fund
•	S&P SmallCap 600 Pure Value Fund
•	Select Allocation Fund
•	Strengthening Dollar 2x Strategy Fund
•	Technology Fund
•	Telecommunications Fund
•	Transportation Fund
•	Utilities Fund
•	Weakening Dollar 2x Strategy Fund

5.	In the Transfer Requests subsection of the Operation of the Contract section, the list of limited transfer funds has been replaced with the following:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class III
•	American Century VP Value Fund: Class III

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund: Class III

Credit Suisse Trust
•	Commodity Return Strategy Portfolio

Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Service Class 2
•	VIP Equity-Income Portfolio: Service Class 2R
•	VIP Growth Portfolio: Service Class 2R

Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy

MFS® Variable Insurance Trust II
•	MFS Global Tactical Allocation Portfolio: Service Class

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Emerging Markets Fund: Class III
•	NVIT Government Bond Fund: Class III
•	NVIT Investor Destinations Funds
o	NVIT Investor Destination Aggressive Fund: Class VI
o	NVIT Investor Destinations Balanced Fund: Class VI
o	NVIT Investor Destinations Capital Appreciation Fund: Class VI
o	NVIT Investor Destination Conservative Fund: Class VI
o	NVIT Investor Destination Moderate Fund: Class VI
o	NVIT Investor Destination Moderately Aggressive Fund: Class VI
o	NVIT Investor Destination Moderately Conservative Fund: Class VI
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager International Value Fund: Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class III
•	NVIT Multi-Manager Small Cap Value Fund: Class III
•	NVIT Multi-Manager Small Company Fund: Class III
•	NVIT Nationwide Fund: Class III
•	NVIT Short Term Bond Fund: Class II

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class
•	Commodity RealReturn® Strategy Portfolio: Advisor Class
•	Emerging Markets Bond Portfolio: Advisor Class
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Global Bond (Unhedged): Advisor Class
•	High Yield Portfolio: Advisor Class
•	Low Duration Portfolio: Advisor Class
•	Total Return Portfolio: Advisor Class

Pioneer Variable Contracts Trust
•	Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer High Yield VCT Portfolio: Class II

Rydex Variable Trust
•	All-Asset Strategy Aggressive Fund
•	All-Asset Strategy Conservative Fund
•	All-Asset Strategy Moderate Fund
•	Alternative Strategies Allocation Fund
•	Commodities Strategy Fund
•	DWA Flexible Allocation Fund
•	DWA Sector Rotation Fund
•	Managed Futures Strategy Fund
•	Multi-Hedge Strategies Fund
•	U.S. Long Short Momentum Fund

The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II
•	Global Real Estate Portfolio: Class II
•	Global Tactical Asset Allocation Portfolio: Class II

Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Multi-Manager Alternative Fund: Initial Class